Convertible Redeemable Preferred Shares - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands																					3 Months Ended	12 Months Ended
	Aug. 06, 2020	Jul. 29, 2020 USD ($) $ / shares shares	Jul. 29, 2020 CNY (¥) shares	Jul. 24, 2020 USD ($) $ / shares shares	Jul. 24, 2020 CNY (¥) shares	Jul. 22, 2020 USD ($) $ / shares shares	Jul. 22, 2020 CNY (¥) shares	May 26, 2020 USD ($) $ / shares shares	May 26, 2020 CNY (¥) shares	May 11, 2020 USD ($) $ / shares shares	May 11, 2020 CNY (¥) shares	Apr. 10, 2020 USD ($) $ / shares shares	Apr. 10, 2020 CNY (¥) shares	Dec. 02, 2019 USD ($) $ / shares shares	Dec. 02, 2019 CNY (¥) shares	Aug. 01, 2018 CNY (¥) shares	Mar. 26, 2018 CNY (¥) shares	Jan. 05, 2018 CNY (¥) shares	Nov. 27, 2017 CNY (¥) shares	Jun. 09, 2017 CNY (¥) shares	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jul. 29, 2020 ¥ / shares	Jul. 24, 2020 ¥ / shares	Jul. 22, 2020 ¥ / shares	May 26, 2020 ¥ / shares	May 11, 2020 ¥ / shares	Apr. 10, 2020 ¥ / shares	Dec. 31, 2019 CNY (¥)	Dec. 02, 2019 ¥ / shares	Aug. 01, 2018 $ / shares	Aug. 01, 2018 ¥ / shares	Mar. 26, 2018 $ / shares	Mar. 26, 2018 ¥ / shares	Jan. 05, 2018 $ / shares	Jan. 05, 2018 ¥ / shares	Nov. 27, 2017 $ / shares	Nov. 27, 2017 ¥ / shares	Jun. 09, 2017 $ / shares	Jun. 09, 2017 ¥ / shares
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, consideration received on transaction | $														$ 94
Sale of stock, price per share | (per share)						$ 4.34																				¥ 30									¥ 343
Stockholders' equity note, stock split, conversion ratio																					1:1	1:1
Percent of holders for series																					80.00%	80.00%	80.00%
Preferred stock liquidation percent																					50.00%	50.00%	50.00%
Dividend right percent																					4.00%	4.00%	4.00%
Fund redemption price | ¥																					¥ 300,000		¥ 300,000
Fund redemption price annualized interest rate																					8.00%	8.00%	8.00%
Total mezzanine equity																					¥ 0	$ 0	¥ 0							¥ 9,693,478
Liquidation one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock liquidation percent																					120.00%	120.00%	120.00%
Liquidation two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Debt instrument, interest rate, stated percentage																					12.00%	12.00%	12.00%
Stock liquidation percent																					100.00%	100.00%	100.00%
Preferred stock redemption one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent																					120.00%	120.00%	120.00%
Debt instrument, interest rate, stated percentage																					12.00%	12.00%	12.00%
Preferred stock redemption two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent																					100.00%	100.00%	100.00%
Series A Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																			2,021,635	1,102,710
Sale of stock, consideration received on transaction | ¥																			¥ 308,000	¥ 168,000
Sale of stock, price per share | ¥ / shares																																							¥ 152		¥ 152
Stock issued during period, shares, stock splits																			50,540,875	27,567,750
Preferred stock, par or stated value per share | $ / shares																																						$ 0.00001		$ 0.00001
Stockholders' equity note, stock split, conversion ratio																			1:25	1:25
Series A1 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																		2,712,095
Sale of stock, consideration received on transaction | ¥																		¥ 460,000
Sale of stock, price per share | ¥ / shares																																					¥ 170
Stock issued during period, shares, stock splits																		67,802,375
Preferred stock, par or stated value per share | $ / shares																																				$ 0.00001
Stockholders' equity note, stock split, conversion ratio																		1:25
Series A2 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																		466,856
Sale of stock, consideration received on transaction | ¥																		¥ 100,000
Sale of stock, price per share | ¥ / shares																																					¥ 214
Stock issued during period, shares, stock splits																		11,671,400
Preferred stock, par or stated value per share | $ / shares																																				$ 0.00001
Stockholders' equity note, stock split, conversion ratio																		1:25
Series B Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																	6,419,268
Sale of stock, consideration received on transaction | ¥																	¥ 2,200,000
Stock issued during period, shares, stock splits																	160,481,700
Preferred stock, par or stated value per share | $ / shares																																		$ 0.00001
Stockholders' equity note, stock split, conversion ratio																	1:25
Series B1 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																5,330,910
Sale of stock, consideration received on transaction | ¥																¥ 2,900,000
Sale of stock, price per share | ¥ / shares																																	¥ 544
Stock issued during period, shares, stock splits																133,272,750
Preferred stock, par or stated value per share | $ / shares																																$ 0.00001
Stockholders' equity note, stock split, conversion ratio																1:25
Series B2 Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction																1,526,543
Sale of stock, consideration received on transaction | ¥																¥ 955,000
Sale of stock, price per share | ¥ / shares																																	¥ 626
Stock issued during period, shares, stock splits																38,163,575
Preferred stock, par or stated value per share | $ / shares																																$ 0.00001
Stockholders' equity note, stock split, conversion ratio																1:25
Series C Preferred Stock [Member]
Convertible Redeemable Preferred Shares [Line Items]
Sale of stock, number of shares issued in transaction		207,588,515	207,588,515	207,588,515	207,588,515	207,588,515	207,588,515	318,363	318,363	795,907	795,907	26,137,425	26,137,425	3,183,626	3,183,626
Sale of stock, consideration received on transaction		$ 900,000	¥ 6,271,720	$ 900,000	¥ 6,271,720	$ 900,000	¥ 6,271,720	$ 1,200	¥ 8,555	$ 3,000	¥ 21,231	$ 98,519	¥ 693,123	$ 300,000	¥ 2,107,860
Sale of stock, price per share | (per share)		$ 4.34		$ 4.34				$ 3.77		$ 3.77		$ 3.77												¥ 30	¥ 30		¥ 27	¥ 27	¥ 27		¥ 662
Stock issued during period, shares, stock splits														79,590,650	79,590,650
Preferred stock, par or stated value per share | $ / shares														$ 0.00001
Stockholders' equity note, stock split, conversion ratio	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25	1:25
Series C Preferred Stock [Member] | Liquidation one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Stock liquidation percent																					120.00%	120.00%	120.00%
Series C Preferred Stock [Member] | Liquidation two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Debt instrument, interest rate, stated percentage																					12.00%	12.00%	12.00%
Stock liquidation percent																					100.00%	100.00%	100.00%
Series C Preferred Stock [Member] | Preferred stock redemption one [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent																					120.00%	120.00%	120.00%
Debt instrument, interest rate, stated percentage																					12.00%	12.00%	12.00%
Series C Preferred Stock [Member] | Preferred stock redemption two [Member]
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock redemption price percent																					100.00%	100.00%	100.00%